Exhibit 99.1

NISSAN AUTO LEASE TRUST 2018-A

Servicer’s Report

Collection Period Start	1-Jun-20	Distribution Date	15-Jul-20
Collection Period End	30-Jun-20	30/360 Days	30
Beg. of Interest Period	15-Jun-20	Actual/360 Days	30
End of Interest Period	15-Jul-20

SUMMARY

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		903,615,410.40	460,858,968.83	422,618,212.87	0.4676970
Total Securities		903,615,410.40	460,858,968.83	422,618,212.87	0.4676970
Class A-1 Notes	2.481600%	99,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	3.030000%	240,000,000.00	0.00	0.00	0.0000000
Class A-2b Notes	0.334750%	75,000,000.00	0.00	0.00	0.0000000
Class A-3 Notes	3.250000%	261,000,000.00	232,243,558.43	194,002,802.47	0.7433058
Class A-4 Notes	3.350000%	75,000,000.00	75,000,000.00	75,000,000.00	1.0000000
Certificates	0.000000%	153,615,410.40	153,615,410.40	153,615,410.40	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	0.00	0.00	0.0000000	0.0000000
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	38,240,755.96	628,992.97	146.5163064	2.4099348
Class A-4 Notes	0.00	209,375.00	0.0000000	2.7916667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	38,240,755.96	838,367.97

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal					6,899,945.73
Monthly Interest					3,017,689.90

Total Monthly Payments					9,917,635.63
Interest Rate Cap Payments					0.00
Advances:
Aggregate Monthly Payment Advances					214,405.85
Aggregate Sales Proceeds Advance					17,337,477.27

Total Advances					17,551,883.12
Vehicle Disposition Proceeds:
Repurchase Payments					0.00
Recoveries					0.00
Net Liquidation Proceeds (includes Reallocation Payments and Net Auction Proceeds)					30,981,382.67
Excess Wear and Tear and Excess Mileage					241,049.85
Remaining Payoffs					0.00
Net Insurance Proceeds					262,952.04
Residual Value Surplus					1,805,471.30

Total Collections					60,760,374.61

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)		Reallocation Payments and Net Auction Proceeds	Net Insurance Sales	Lease Payoffs	Count
Early Termination		10,942,846.00			646
Involuntary Repossession		39,095.00			3
Voluntary Repossession		286,763.00			18
Full Termination		12,418,036.00			750
Bankruptcty		14,172.00			1
Insurance Payoff			259,019.25		17
Customer Payoff				259,983.49	16
Grounding Dealer Payoff				7,061,290.12	417
Dealer Purchase				672,821.69	36

Total		23,700,912.00	259,019.25	7,994,095.30	1,904

II. COLLATERAL POOL BALANCE DATA

	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	28,002	557,736,000.41	7.00000%	460,858,968.83
Total Depreciation Received		(8,849,141.60)		(7,077,134.68)
Principal Amount of Gross Losses	(53)	(899,814.37)		(758,149.97)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(660)	(12,286,130.16)		(10,001,111.09)
Scheduled Terminations	(1,378)	(24,559,063.50)		(20,404,360.22)

Pool Balance - End of Period	25,911	511,141,850.78		422,618,212.87
Remaining Pool Balance
Lease Payment				69,521,257.83
Residual Value				353,096,955.04

Total				422,618,212.87

NISSAN AUTO LEASE TRUST 2018-A

Servicer’s Report

III. DISTRIBUTIONS

Total Collections	60,760,374.61
Reserve Amounts Available for Distribution	0.00

Total Available for Distribution	60,760,374.61
1. Amounts due Indenture Trustee as Compensation or Indemnity	0.00
2. Reimbursement of Payment Advance	363,514.36
3. Reimbursement of Sales Proceeds Advance	16,099,154.44
4. Servicing Fee:
Servicing Fee Due	384,049.14
Servicing Fee Paid	384,049.14
Servicing Fee Shortfall	0.00

Total Trustee, Advances and Servicing Fee Paid	16,846,717.94
5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	0.00
Class A-2a Notes Monthly Interest Paid	0.00
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	628,992.97
Class A-3 Notes Monthly Interest Paid	628,992.97
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00
Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	209,375.00
Class A-4 Notes Monthly Interest Paid	209,375.00
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	838,367.97
Total Note and Certificate Monthly Interest Paid	838,367.97
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	43,075,288.70
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	38,240,755.96
Total Class A Noteholders’ Principal Carryover Shortfall	0.00
Total Class A Noteholders’ Principal Distributable Amount	38,240,755.96
Chg in Total Class A Noteholders’ Principal Carryover Shortfall	0.00
7. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	4,834,532.74

NISSAN AUTO LEASE TRUST 2018-A

Servicer’s Report

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			4,518,077.05
Required Reserve Account Amount			4,518,077.05
Beginning Reserve Account Balance			4,518,077.05
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			4,518,077.05
Reserve Fund Draw Amount			0.00
Deposit of Remaining Available Collections			4,834,532.74
Gross Reserve Account Balance			9,352,609.79
Remaining Available Collections Released to Seller			4,834,532.74
Total Ending Reserve Account Balance			4,518,077.05

V. POOL STATISTICS

Weighted Average Remaining Maturity			7.67
Monthly Prepayment Speed			71%
Lifetime Prepayment Speed			64%

		$	units
Recoveries of Defaulted and Casualty Receivables		757,308.03
Securitization Value of Defaulted Receivables and Casualty Receivables		758,149.97	53
Aggregate Defaulted and Casualty Gain (Loss)		(841.94)
Pool Balance at Beginning of Collection Period		460,858,968.83
Net Loss Ratio
Current Collection Period		-0.0002%
Preceding Collection Period		-0.0370%
Second Preceding Collection Period		-0.0023%
Third Preceding Collection Period		-0.0068%
Cumulative Net Losses for all Periods		0.2195%	1,983,010.36

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	0.45%	2,081,687.93	142
61-90 Days Delinquent	0.23%	1,049,667.20	64
91-120 Days Delinquent	0.06%	297,327.19	20
More than 120 Days	0.01%	31,364.58	3

Total Delinquent Receivables:	0.74%	3,460,046.90	229

		Amount	Number
61+ Days Delinquencies as Percentage of Receivables
Current Collection Period		0.30%	0.31%
Preceding Collection Period		0.28%	0.31%
Second Preceding Collection Period		0.26%	0.28%
Third Preceding Collection Period		0.20%	0.20%
60 Day Delinquent Receivables		1,988,393.82
Delinquency Percentage		0.43%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No

		$	units
Aggregate Sales Performance of Auctioned Vehicles
Sales Proceeds		23,360,882.00	1,396
Securitization Value		22,191,383.04	1,396

Aggregate Residual Value Surplus (Loss)		1,169,498.96

		$	units
Cumulative Sales Performance of Auctioned Vehicles
Cumulative Sales Proceeds		154,443,454.95	9,993
Cumulative Securitization Value		156,022,253.31	9,993

Cumulative Residual Value Surplus (Loss)		(1,578,798.36)

Book Amount of Extensions		5,458,298.11
Number of Extensions		260

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			26,436,406.49
Reimbursement of Outstanding Advance			16,099,154.44
Additional Advances for current period			17,337,477.27

Ending Balance of Residual Advance			27,674,729.32

Beginning Balance of Payment Advance			720,465.67
Reimbursement of Outstanding Payment Advance			363,514.36
Additional Payment Advances for current period			214,405.85

Ending Balance of Payment Advance			571,357.16

NISSAN AUTO LEASE TRUST 2018-A

Servicer’s Report

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material breaches of representations, warranties or covenants contained in the Leases?	NO

3. Has there been any new issuance of notes or other securities backed by the SUBI Assets?	NO

4. Has there been any material additions, removals or substitutions of SUBI Assets, or repurchases of SUBI Assets?	NO

5. Has there been any material change in the underwriting, origination or acquisition of Leases?	NO